Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales of goods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Cost of production
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	$ 6,487	$ (3,851)	$ 1,071
Cost of sales of goods, without considering depreciation and amortization	568,482	457,354	461,942
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization		18,748	22,667	$ 30,031
Cost of production
Services provided by third parties	239,804	166,227	185,028
Consumption of materials and supplies	104,063	93,407	94,929
Direct labor	106,022	77,781	67,704
Short-term and low-value leases	39,747	26,794	29,329
Electricity and water	14,707	28,729	21,510
Maintenance and repair	22,903	21,601	21,099
Insurance	20,823	16,946	16,118
Transport	11,763	13,589	13,528
Other minor cost of services	14,912	4,510	6,404
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	(6,487)	3,851	(1,071)
Total cost of production	568,257	453,435	454,578
Final balance of finished goods and products in process	(18,523)	(18,748)	(33,624)
Write - off of products in process	0	0	10,957
Final balance of finished goods and products in process, net of depreciation and amortization	(18,523)	(18,748)	(22,667)
Cost of sales of goods, without considering depreciation and amortization	$ 568,482	$ 457,354	$ 461,942